S000000882 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	469 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Investor Class shares
Prospectus [Line Items]
Average Annual Return, Percent	2.32%	(10.37%)	(1.40%)
Performance Inception Date				Dec. 06, 1986
Investor Class shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.69%	(11.38%)	(2.67%)
Performance Inception Date				Dec. 06, 1986
Investor Class shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.38%	(7.78%)	(1.26%)
Performance Inception Date				Dec. 06, 1986